WARRANT DERIVATIVE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2021
Warrant Liability [Abstract]
Summary of Warrant Derivative Liability

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
	Number of Warrants	Fair value	Number of Warrants	Fair value

Balance, Opening	19,592,392	$23,649	28,969,670	$36,317
Exercised	-		(8,000,000)	(15,722)
Items that were classified to net loss
Expired	-	-	(1,377,278)	(120)
Foreign exchange adjustment	-	-	-	43
Fair value adjustment	-	(1,060)	-	2,071
(Gain) loss on fair value of warrant derivative		(1,060)		1,994
Balance, June 30, 2021	19,592,392	$22,589	19,592,392	$22,589